Expense Example {- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-15 - Fidelity Managed Retirement 2010 Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Managed Retirement 2010 Fund-Class A
Expense Example:
1 year	$ 643
3 years	788
5 years	944
10 years	1,397
Fidelity Advisor Managed Retirement 2010 Fund-Class I
Expense Example:
1 year	47
3 years	147
5 years	254
10 years	$ 569